Earnout Liability	9 Months Ended
Dec. 31, 2024
Earnout Liability [Abstract]
Earnout Liability
34.	EARNOUT LIABILITY
As at December 31, 2024, 719,547 earnout rights remain outstanding with an estimated fair value of US $9.78 per unit based on the market price of the Company’s common shares, for which an earnout liability of $10.1 million (US $7.0 million) (March 31, 2024 - $13.8 million; US $10.2 million) was recognized on the consolidated statements of financial position. During the nine month period ended December 31, 2024, 320,000 earnout rights were settled for common shares and 172,786 earnout rights were cancelled
. During the year ended March 31, 2024, 288,164 earnout rights were settled for common shares and 90,397 earnout rights were cancelled to settle withholding taxes. Loss on change in the fair value of the earnout liability for the nine month period ended December 31, 2024 of $2.4 million is presented in the consolidated statements of net (loss) income. Loss on change in the fair value of the earnout liability for the year ended March 31, 2024 of $0.1 million is presented in the consolidated statements of net (loss) income.
Continuity of earnout rights are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Opening balance	1,196,157	1,537,184

Dividend equivalents and other adjustments	16,176	37,534

Vested and settled	(320,000)	(288,164)

Cancellations	(172,786)	(90,397)

Ending balance	719,547	1,196,157